Nationwide Destination 2070 Fund Expense Example - Nationwide Destination 2070 Fund	Oct. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 669
Expense Example, with Redemption, 3 Years	869
Expense Example, with Redemption, 5 Years	1,086
Expense Example, with Redemption, 10 Years	1,707
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	125
Expense Example, with Redemption, 3 Years	390
Expense Example, with Redemption, 5 Years	676
Expense Example, with Redemption, 10 Years	1,489
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	49
Expense Example, with Redemption, 3 Years	154
Expense Example, with Redemption, 5 Years	269
Expense Example, with Redemption, 10 Years	604
Institutional Service Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	233
Expense Example, with Redemption, 5 Years	406
Expense Example, with Redemption, 10 Years	$ 906